BORROWINGS - Additional Information (Details) - HKD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Borrowings
Borrowings weighted average interest rate	1.15%	1.82%
Banks
Borrowings
Unused borrowing facilities	$ 14,695,095	$ 3,285,909